Redeemable Noncontrolling Interest (Details) - USD ($) $ / shares in Units, $ in Millions	11 Months Ended
	Dec. 31, 2022	Jun. 30, 2023
Redeemable Noncontrolling Interest
Redemption value	$ 10.0	$ 20.9
Stone Peach
Redeemable Noncontrolling Interest
Percentage of right to sell	50.00%
Sale price per share	$ 2.040724
Series Seed preferred shares | Stone Peach
Redeemable Noncontrolling Interest
Percentage of right to repurchase	50.00%
Price per share	$ 2.448869
Period for share repurchases	2 years
Series Seed preferred shares | Z33 Bio Inc | Stone Peach
Redeemable Noncontrolling Interest
Shares issued	4,900,222